Financing receivables, net (Schedule of Aging of Financing Receivables) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total financing receivables	$ 20,317	$ 50,002
Financing Receivables 91 To 180 Days Past Due [Member]
Total financing receivables		4
Financing Receivables 181 To 360 Days Past Due [Member]
Total financing receivables		3,185
Financing Receivables Over 1 Year Past Due [Member]
Total financing receivables		46,690
Financial Asset, Not Past Due [Member]
Total financing receivables		123
Financial Asset, Past Due [Member]
Total financing receivables		49,879
Micro-credit personal loans
Total financing receivables	20,317	19,971
Micro-credit personal loans | Financing Receivables 91 To 180 Days Past Due [Member]
Total financing receivables		4
Micro-credit personal loans | Financing Receivables 181 To 360 Days Past Due [Member]
Total financing receivables		3,185
Micro-credit personal loans | Financing Receivables Over 1 Year Past Due [Member]
Total financing receivables	20,317	16,782
Micro-credit personal loans | Financial Asset, Past Due [Member]
Total financing receivables	$ 20,317	19,971
Corporate loans
Total financing receivables		30,031
Corporate loans | Financing Receivables Over 1 Year Past Due [Member]
Total financing receivables		29,908
Corporate loans | Financial Asset, Not Past Due [Member]
Total financing receivables		123
Corporate loans | Financial Asset, Past Due [Member]
Total financing receivables		$ 29,908